Subsequent Events (Details) (CAD)	Jun. 30, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Number of warrants of exercised	20,000	221,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise of CA $0.50 unit warrants	0.50
Number of warrants of exercised	92,000